Supplemental Information - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplemental Information [Line Items]
Operating expense	$ 1,204,548	$ 1,124,601
General and administrative expense	122,188	180,988
Depreciation and amortization gain on asset disposal loss on asset decommissioning and reversal of impairment of property plant and equipment [Member]
Supplemental Information [Line Items]
Operating expense	269,000	241,000
General and administrative expense	$ 14,000	$ 8,000